intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jan. 14, 2019
Customer contracts, and related customer relationships
Acquisition effected by way of:
Useful life of intangible assets	P8Y
Software
Acquisition effected by way of:
Useful life of intangible assets	P5Y
Combined acquisitions
Current assets
Cash	$ 6
Accounts receivable	12
Other	4
Total current assets	22
Non-current assets
Intangible assets subject to amortization	111
Total non current assets	154
Total identifiable assets acquired	176
Current liabilities
Accounts payable and accrued liabilities	28
Advance billings and customer deposits	6
Total current liabilities	34
Non-current liabilities
Long-term debt	4
Deferred income taxes	10
Total non-current liabilities	14
Total liabilities assumed	48
Net identifiable assets acquired	128
Goodwill	170
Net assets acquired	298
Acquisition effected by way of:
Cash consideration	191
Accounts payable and accrued liabilities	25
Issuance of TELUS Corporation Common Shares	72
Pre-existing relationship effectively settled	10
Total consideration transferred	298
Combined acquisitions | Owned assets | Owned assets
Non-current assets
Property, plant and equipment	39
Combined acquisitions | Right-of-use lease assets | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 4
Telecommunications business
Business acquisition
Cash and accounts payable and accrued liabilities		$ 74
Current assets
Cash		2
Accounts receivable		5
Other		1
Total current assets		8
Non-current assets
Intangible assets subject to amortization		35
Total non current assets		43
Total identifiable assets acquired		51
Current liabilities
Accounts payable and accrued liabilities		19
Advance billings and customer deposits		4
Total current liabilities		23
Non-current liabilities
Long-term debt		2
Deferred income taxes		5
Total non-current liabilities		7
Total liabilities assumed		30
Net identifiable assets acquired		21
Goodwill		91
Net assets acquired		112
Acquisition effected by way of:
Cash consideration		62
Accounts payable and accrued liabilities		12
Issuance of TELUS Corporation Common Shares		38
Total consideration transferred		112
Telecommunications business | Owned assets | Owned assets
Non-current assets
Property, plant and equipment		6
Telecommunications business | Right-of-use lease assets | Right-of-use lease assets
Non-current assets
Property, plant and equipment		$ 2
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 4
Accounts receivable	7
Other	3
Total current assets	14
Non-current assets
Intangible assets subject to amortization	76
Total non current assets	111
Total identifiable assets acquired	125
Current liabilities
Accounts payable and accrued liabilities	9
Advance billings and customer deposits	2
Total current liabilities	11
Non-current liabilities
Long-term debt	2
Deferred income taxes	5
Total non-current liabilities	7
Total liabilities assumed	18
Net identifiable assets acquired	107
Goodwill	79
Net assets acquired	186
Acquisition effected by way of:
Cash consideration	129
Accounts payable and accrued liabilities	13
Issuance of TELUS Corporation Common Shares	34
Pre-existing relationship effectively settled	10
Total consideration transferred	186
Individually immaterial transactions | Owned assets | Owned assets
Non-current assets
Property, plant and equipment	33
Individually immaterial transactions | Right-of-use lease assets | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 2